Subsequent Events (Annual)	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]	20. Subsequent Events The Company has not remitted the March 1, 2012 semi-annual interest payment and principal payment on the Notes to the trustee. See Note 12 – Long-Term Debt.